Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($)		Dec. 31, 2021		Nov. 10, 2020	Jun. 28, 2019
Assets Acquired:
Land					$ 975,000
Buildings		$ 371,507,610			5,389,000
Construction in progress		1,467,090
Intangible assets					1,600,000
Investments in real estate joint ventures		17,495,254
Other assets					1,084,629
'Total assets acquired		$ 411,931,646	[1]		60,267,071
Liabilities assumed:
Accounts payable and other liabilities					722,286
'Total liabilities assumed					27,357,066
Total net assets acquired					$ 32,910,005
Strategic Storage Trust IV, Inc.
Assets Acquired:
Land				$ 54,385,560
Buildings				257,618,228
Site improvements				12,340,848
Construction in progress				1,467,090
Intangible assets				20,052,449
Investments in real estate joint ventures				17,495,254
Cash and cash equivalents, and restricted cash				7,763,490
Other assets				4,145,394
'Total assets acquired				375,268,313
Liabilities assumed:
Debt	[2]			81,165,978
Accounts payable and other liabilities				8,074,162
'Total liabilities assumed				89,240,140
Total net assets acquired				$ 286,028,173

[1]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
[2]	Debt assumed includes approximately $40.5 million of debt on the KeyBank SST IV CMBS Loan, a $0.1 million fair market value discount on such debt, and the approximately $40.8 million SST IV TCF Loan. See Note 6 – Debt for additional information.